Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company has a 401(k) Retirement Plan that covers substantially all employees and allows eligible employees to contribute up to 85% of their compensation subject to maximum statutory limitations. Under the Plan, the Company is permitted to make discretionary profit sharing or matching contributions to the Plan. During 2011 and 2010, the Company matched eligible contributions of each participating employee's compensation, resulting in expense of $47,688 and $46,651, respectively.

The Company has a Supplemental Executive Retirement Plan for the Chief Executive Officer, Chief Lending Officer and Chief Financial Officer. Under the terms of the Plan, these individuals will be paid an annual benefit of twenty percent of their respective base salaries for a period of ten years following retirement at or after age 65 or termination other than for cause. The plan includes a vesting feature of five percent per year for twenty years for the Chief Lending Officer and Chief Financial Officer from 2006 through 2026.

The accrued liability for this plan at December 31, 2011 was $353,670 and the related expense for 2011 was $60,573. At December 31, 2010, the accrued liability for this plan was $293,097 and the related expense for 2010 was $16,949.

The Company invested in single-premium cash-surrender value life insurance policies (Bank Owned Life Insurance) for the Chief Executive Officer, Chief Lending Officer and Chief Financial Officer as the named insureds. The Company is the owner and sole beneficiary of these policies. Bank Owned Life Insurance policies are tax-advantaged instruments in that the increases in cash surrender value and the eventual death benefit under the policies are not taxable income to the Company. The income from these policies is intended to help offset the cost of providing a supplemental retirement plan for each executive.

The Company recorded income of $100,935 and $99,996 for 2011 and 2010 from its life insurance policies. The cash surrender value of the insurance policies was $2,535,119 and $2,424,183 at December 31, 2011 and 2010, respectively.